Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss) for the year	$ (25,971)	$ 36,472
Adjustments for:
Depletion and amortization	51,982	66,587
Income tax expense	6,832	34,341
Finance expenses, net	45,209	51,935
Call premium on settlement of debt	0	6,941
Share-based compensation expense	4,152	5,762
Loss (gain) on derivatives	(16,274)	13,008
Unrealized foreign exchange loss (gain)	30,027	(272)
Amortization of deferred revenue	(5,982)	(4,807)
Other operating activities	(3,263)	(3,227)
Net change in working capital	(5,446)	(31,971)
Cash provided by operating activities	81,266	174,769
Investing activities
Gibraltar capitalized stripping costs	(32,017)	(59,864)
Gibraltar sustaining capital expenditures	(18,108)	(23,850)
Gibraltar capital project expenditures	(29,551)	(4,013)
Florence Copper development costs	(101,296)	(42,871)
Other project development costs	(966)	(3,058)
Purchase of copper price options	(7,269)	(15,837)
Proceeds from copper put options	22,539	0
Other investing activities	262	1,781
Cash used for investing activities	(166,406)	(147,712)
Financing activities
Interest paid	(39,363)	(25,590)
Repayment of equipment loans and leases	(26,443)	(19,737)
Proceeds from equipment financings	31,770	0
Net proceeds from issuance of senior secured notes	0	496,098
Repayment of senior secured notes	0	(317,225)
Redemption cost on settlement of senior secured notes	0	(8,714)
Financing fees paid	0	(1,451)
Settlement of performance share units	(1,927)	0
Proceeds from exercise of stock options	727	2,406
Cash provided by (used for) financing activities	(35,236)	125,787
Effect of exchange rate changes on cash and equivalents	4,467	(1,187)
Increase (decrease) in cash and equivalents	(115,909)	151,657
Cash and equivalents, beginning of year	236,767	85,110
Cash and equivalents, end of year	$ 120,858	$ 236,767